Provisions and other liabilities - Disclosure of other provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 45,967	$ 30,654
Acquisition of the San Antonio gold project	0	9,301
New liabilities	34,011	6,570
Revision of estimates	(1,457)	(310)
Accretion	1,192	820
Settlement/payments of liabilities	(7,822)	(1,655)
Issuance of flow-through shares	7,885	0
Recognition of deferred premium on flow-through shares	(6,971)	0
Currency translation adjustments	(292)	587
Balance - End of period	72,513	45,967
Current portion	12,179	4,431
Non-current portion	60,334	41,536
Provisions and other liabilities	72,513	45,967
Environmental Rehabilitation [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	34,601	20,527
Acquisition of the San Antonio gold project	0	9,301
New liabilities	20,433	4,176
Revision of estimates	(1,457)	(310)
Accretion	1,192	820
Settlement/payments of liabilities	(1,240)	(500)
Issuance of flow-through shares	0	0
Recognition of deferred premium on flow-through shares	0	0
Currency translation adjustments	(292)	587
Balance - End of period	53,237	34,601
Current portion	2,287	3,019
Non-current portion	50,950	31,582
Provisions and other liabilities	53,237	34,601
Lease liabilities [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	11,366	10,127
Acquisition of the San Antonio gold project	0	0
New liabilities	13,578	2,394
Revision of estimates	0	0
Accretion	0	0
Settlement/payments of liabilities	(6,582)	(1,155)
Issuance of flow-through shares	0	0
Recognition of deferred premium on flow-through shares	0	0
Currency translation adjustments	0	0
Balance - End of period	18,362	11,366
Current portion	8,978	1,412
Non-current portion	9,384	9,954
Provisions and other liabilities	18,362	11,366
Deferred premium on flow-through shares [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	0
Acquisition of the San Antonio gold project	0
New liabilities	0
Revision of estimates	0
Accretion	0
Settlement/payments of liabilities	0
Issuance of flow-through shares	7,885
Recognition of deferred premium on flow-through shares	(6,971)
Currency translation adjustments	0
Balance - End of period	914	$ 0
Current portion	914
Non-current portion	0
Provisions and other liabilities	$ 914